Statements of Stockholders' Equity (Deficits) (Unaudited) - USD ($)	Voting Common Stock	Non-Voting Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2017	$ 24,441	$ 7,994	$ 4,258,399	$ (4,108,001)	$ 182,833
Beginning Balance, in Shares at Dec. 31, 2017	24,440,945	7,993,802
Net loss				(396,694)	(396,694)
Ending Balance at Dec. 31, 2018	$ 24,441	$ 7,994	4,258,399	(4,504,695)	(213,861)
Ending Balance, in Shares at Dec. 31, 2018	24,440,945	7,993,802
Net loss				(107,918)	(107,918)
Ending Balance at Dec. 31, 2019	$ 24,441	$ 7,994	4,258,399	(4,612,613)	(321,779)
Ending Balance, in Shares at Dec. 31, 2019	24,440,945	7,993,802
Net loss				(550,491)	(550,491)
Ending Balance at Sep. 30, 2020	$ 24,441	$ 7,994	$ 4,258,399	$ (5,163,104)	$ (872,270)
Ending Balance, in Shares at Sep. 30, 2020	24,440,945	7,993,802